Fair Value Measurements (Schedule of Fair Values Determined by Level 3 Inputs) (Details) - Recurring [Member] - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Liabilities:
Original issue discount, convertible debt	$ 322,000	$ 979,569
Derivative liability, warrants	44,601	46,375
Total:	366,601	1,025,944
Level 1 [Member]
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Level 2 [Member]
Liabilities:
Original issue discount, convertible debt
Derivative liability, warrants
Total:
Level 3 [Member]
Liabilities:
Original issue discount, convertible debt	322,000	979,569
Derivative liability, warrants	44,601	46,375
Total:	$ 366,601	$ 1,025,944